Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 444	$ 198	$ 1,448
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	1,373	1,208	1,142
Depreciation of right-of-use assets	89	91
Amortization of intangible assets	13	3	58
Gain on disposal of property and equipment	(121)	(88)	(15)
Change in operating assets and liabilities:
Accounts receivable	47	(2,175)	(414)
Inventories	2	16	35
Accounts payable and accrued liabilities	2,105	979	132
Contract assets	(737)	268	104
Income tax payable	157	(306)	117
Net cash provided by operating activities	3,372	194	2,607
Cash flows from investing activities:
Purchase of property and equipment	(7,814)	(3,042)	(1,170)
Proceeds from disposal of property and equipment	184	703	303
Net cash used in investing activities	(7,630)	(2,339)	(867)
Cash flows from financing activities:
Proceed (Repayment) of bank borrowings	1,108	1,104	(1,684)
Additional of lease liabilities		692	751
Proceed from the issuance of new shares	5,133
Repayment of lease liabilities	(361)	(580)	(744)
Amounts due to related parties	1,295
Dividend paid to shareholders		(205)	(850)
Net cash provided by (used in) financing activities	7,175	1,011	(2,527)
Effect on exchange rate change on cash and cash equivalents	(260)	57	72
Net change in cash and cash equivalent	2,657	(1,077)	(715)
BEGINNING OF YEAR	350	1,427	2,142
END OF YEAR	3,007	350	1,427
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	(1)	(438)	(312)
Cash paid for interest	$ (334)	$ (221)	$ (154)